Compensation of key management	12 Months Ended
Dec. 31, 2021
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Compensation of key management

20Compensation of key management

Key management includes the Corporation’s Directors, Chief Executive Officer, Chief Financial Officer, Chief Scientific Officer and former Chief Medical Officer. Compensation awarded to key management is summarized as follows:

	2021	2020
	$	$
	(recast –note 2)

Salaries and other benefits	3,079	1,720
Stock-based compensation (non-cash)	1,680	961
	4,759	2,681